LONG-TERM DEBT - Additional Information (Details) - USD ($)	3 Months Ended			12 Months Ended
	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Jul. 31, 2019	Dec. 31, 2017	Jun. 30, 2014	Mar. 31, 2012
Disclosure of detailed information about borrowings [line items]
Proceeds from drawdown of revolving credit facility (Note 28)				$ 200,000,000.0	$ 240,000,000.0
Repayments of borrowings, classified as financing activities				256,200,000	$ 952,500,000
Borrowings, covenant, tangible net worth (at least)	$ 2,300,000,000			$ 2,300,000,000
Borrowings, covenant, leverage ratio (less than or equal to)	3.5			3.5
Borrowings, covenant, net debt to tangible net worth ratio, maximum	75.00%			75.00%
$300 million notes issued December 2017
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate							4.625%
$500 million notes issued June 2014
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate								4.95%
Series B - 4.36% 8-year notes due March 2020 ($85 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate									4.36%
Series C - 4.76% 10-year notes due March 2022 ($200 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate									4.76%
Series D - 4.91% 12-year notes due March 2024 ($140 million)
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate									4.91%
$750 Million revolving facility
Disclosure of detailed information about borrowings [line items]
Line of credit facility maximum borrowing capacity		$ 1,000,000,000.0				$ 750,000,000.0
Proceeds from drawdown of revolving credit facility (Note 28)			$ 200,000,000.0
Repayments of borrowings, classified as financing activities	$ 100,000,000.0	$ 100,000,000.0
$750 Million revolving facility | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	1.20%			1.20%
Line of credit facility commitment fee percentage				0.24%
$750 Million revolving facility | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.25%			2.25%
Line of credit facility commitment fee percentage				0.45%